Loss per share - Basic and diluted loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss per share
Net loss for the period	£ (17,021)	£ (22,557)	£ (245,224)	£ (12,326)	£ (7,484)
Basic loss per share	£ (0.10)	£ (0.20)	£ (1.98)	£ (0.12)	£ (0.07)
Diluted loss per share	£ (0.10)	£ (0.20)	£ (1.98)	£ (0.12)	£ (0.07)
Weighted average issued shares	178,329,218	115,155,683	124,130,921	99,904,427	99,904,427
Adjusted weighted average issued shares	178,329,218	115,155,683	124,130,921	99,904,427	99,904,427